Marketable Securities (Details Narrative) - USD ($)			1 Months Ended				3 Months Ended		6 Months Ended	12 Months Ended
	Aug. 14, 2023	Jun. 27, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	May 31, 2023	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Held by marketable securities											300,000
Share purchased			18,200	18,200
Fair value							$ 54,720		$ 842,976	$ 54,720	$ 842,976
Unrealized loss								$ (599,155)		$ (599,155)	$ (864,418)
Common Stock [Member]
Held by marketable securities							1,927,640			625,000	4,315,787
Share purchased, value			$ 36,330	$ 36,330
Chijet [Member]
Share purchased						48,000
Share purchased, value						$ 508,800
Number of shares sold											271,679
Realized gain on sale of shares											$ 238,834
Fair value									$ 842,976		842,976
Unrealized loss											$ 1,511,488
Chijet [Member] | Restricted Common Stock [Member]
Restricted common stock issued conversion		1,662,434
Common stock considered as trading securities									1,200,821		1,200,821
Chijet [Member] | Common Stock [Member]
Restricted common stock issued conversion					96,000
Jupiter Wellness Sponsor LLC [Member]
Investment													$ 2,908,300
SRM Entertainment [Member]
Held by marketable securities	4,609,166						2,347,142
Number of shares sold								350,000
Unrealized loss								$ (599,155)		$ 599,155	$ 864,418
Chijet [Member] | Restricted Stock [Member] | Chief Executive Officer [Member]
Restricted shares issuable in lieu of bonuses									267,500
Chijet [Member] | Accounts Payable [Member]
Contingent liability												$ 233,377